Financial instruments and risk management (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts payable	$ 6,325,496	$ 3,180,208
Consideration payable	30,000	260,000
Players liability account	47,465	0
Promissory notes payable	481,149	0
Convertible debt	5,093,287	$ 0
Later than one year [member]
Statement [Line Items]
Accounts payable	0
Accrued liabilities	0
Consideration payable	0
Players liability account	0
Promissory notes payable	0
Convertible debt	1,566,804
Not later than one year [member]
Statement [Line Items]
Accounts payable	17,729,367
Accrued liabilities	6,325,496
Consideration payable	30,000
Players liability account	47,465
Promissory notes payable	481,149
Convertible debt	5,093,287
Equal than one year [member]
Statement [Line Items]
Accounts payable	0
Accrued liabilities	0
Consideration payable	0
Players liability account	0
Promissory notes payable	0
Convertible debt	$ 0